Property and Equipment, Net (Details) ¥ in Millions	6 Months Ended
	Sep. 30, 2024 USD ($) ft²	Sep. 30, 2023 USD ($)	Sep. 30, 2024 JPY (¥) ft²	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)
Property and Equipment, Net [Abstract]
Depreciation expense | $	$ 409,461	$ 526,994
Piece of land (in Square Feet) | ft²	16,165		16,165
Land carrying value	$ 2,400,000		¥ 340.1	$ 2,400,000	¥ 340.1